Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2011 Maximum	Dec. 31, 2012 UNITED STATES	Dec. 31, 2011 UNITED STATES
Significant Accounting Policies [Line Items]
Net unrealized and realized foreign currency gain	$ 2			$ 8	$ 8	$ 13
Cash and cash equivalents		1,375	223	154	716			50	62
Minimum useful life of intangible assets					5 years
Maximum useful life of intangible assets					20 years
Research and development costs				9	9	6	1
Income tax likelihood settlement					Greater than 50%
Income tax benefit (provision)		$ 1	$ 18		$ 0